Commitments, Contingent Liabilities and Other Off-Balance Sheet Risks	12 Months Ended
Jun. 30, 2015
Commitments and Contingencies
Commitments, Contingent Liabilities and Other Off-Balance Sheet Risks

15. Commitments, Contingent Liabilities and Other Off-Balance Sheet Risks

        The Company is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include commitments to extend credit and standby letters of credit. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the consolidated balance sheets. The contract amounts of those instruments reflect the extent of involvement the Company has in particular classes of financial instruments.

        The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments.

        Financial instruments with contract amounts which represent credit risk are as follows:

	June 30,
	2015	2014
	(Dollars in thousands)
Commitments to grant loans	$24,966	$14,282
Unfunded commitments under lines of credit	39,414	34,657
Standby letters of credit	60	166

        Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer's credit worthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management's credit evaluation of the counter aparty. Collateral held varies but may include accounts receivable, inventory, property, plant and equipment, and income-producing commercial properties. The Company has recorded an allowance for possible losses on commitments and unfunded loans totaling $37 thousand and $30 thousand recorded in other liabilities at June 30, 2015 and 2014, respectively.

        Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Those guarantees are issued to support private borrowing arrangements. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. As of June 30, 2015 and 2014, the maximum potential amount of the Company's obligation was $60 thousand and $166 thousand, respectively, for financial and standby letters of credit. The Company's outstanding letters of credit generally have a term of less than one year. If a letter of credit is drawn upon, the Company may seek recourse through the customer's underlying line of credit. If the customer's line of credit is also in default, the Company may take possession of the collateral, if any, securing the line of credit.

Lease Obligations

        The Company leases certain properties used in operations under terms of operating leases that include renewal options. The leases contain renewal options and escalation clauses which provide for increased rental expense as these leases expire. Rental expense under leases totaled $1.2 million for the year ended June 30, 2015 and $1.3 million for the year ended June 30, 2014.

        Approximate future minimum lease payments over the remaining terms of the Company's leases at June 30, 2015 are as follows:

Minimum lease payments
(Dollars in thousands)
2016	$1,303
2017	1,094
2018	1,081
2019	1,095
2020	1,113
Thereafter	3,651

Total	$9,337

Legal Proceedings

        The Company and its subsidiary are parties to litigation and claims arising in the normal course of business. Management believes that the liabilities, if any, arising from such litigation and claims will not be material to the Company's consolidated financial position or results of operations.